Loans and financing (Details 2) - 12 months ended Dec. 31, 2022 - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
IfrsStatementLineItems [Line Items]
Notional amount | R$	R$ 1,021,510
Cost of sales | R$	18,231
Loan Facility Serie A [Member]
IfrsStatementLineItems [Line Items]
Notional amount | R$	655,865
Cost of sales | R$	R$ 16,303
Borrowings, interest rate basis	5.00	5.00
Maturity Date	June 30, 2026	June 30, 2026
Loan Facility Serie B [Member]
IfrsStatementLineItems [Line Items]
Notional amount | R$	R$ 365,645
Cost of sales | R$	R$ 1,928
Borrowings, interest rate basis	3.00	3.00
Maturity Date	June 30, 2025	June 30, 2025
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount | $			$ 195,778
Cost of sales | $		$ 3,494
United States of America, Dollars | Loan Facility Serie A [Member]
IfrsStatementLineItems [Line Items]
Notional amount | $			125,700
Cost of sales | $		3,124
United States of America, Dollars | Loan Facility Serie B [Member]
IfrsStatementLineItems [Line Items]
Notional amount | $			$ 70,078
Cost of sales | $		$ 370